Average Annual Total Returns - Cargile Fund		12 Months Ended	60 Months Ended	78 Months Ended
	Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.13%
Performance Inception Date	Jul. 09, 2018
S&P Balanced Equity & Bond Index – Moderate (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	6.54%	7.41%
Performance Inception Date	Jul. 09, 2018
Cargile Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.90%)	(1.79%)	(0.82%)
Performance Inception Date	Jul. 09, 2018
Cargile Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.47%)	(2.19%)	(1.21%)
Performance Inception Date	Jul. 09, 2018
Cargile Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.53%)	(1.51%)	(0.77%)
Performance Inception Date	Jul. 09, 2018